Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2012
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table sets out the Company’s financial assets and (liabilities) measured at fair value, by level, within the hierarchy as at September 30, 2012 (in US Dollars, millions):

Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	1,123			1,123
Marketable equity securities	73			73
Mandatory convertible bonds	(656)			(656)
Embedded derivatives		(2)		(2)
Option component of convertible bonds		(26)		(26)

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Table Text Block]

The following inputs were used in the valuation of the conversion features of convertible bonds as at September 30:

2012

Market quoted bond price (percent)	106.30
Fair value of bond excluding conversion feature (percent)	102.67
Fair value of conversion feature (percent)	3.63
Total issued bond value ($ million)	732.5

The option component of the convertible bonds is calculated as the difference between the price of the bond including the option component (bond price) and the price excluding the option component (bond floor price).

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Fair Value Assets Measured On Nonrecurring Basis [Text Block]
			Nine months ended September 30,
					2012
						(unaudited)
						(in US Dollars, millions)

Items measured at fair value on a non-recurring basis

During the nine months ended September 30, 2012, the Company fully impaired and wrote-off certain assets in Continental Africa. See note E. This resulted in a loss, which is included in earnings, of:					2

The above item is summarized as follows:

	Fair value	Level 1	Level 2	Level 3	Total gain/(loss)
Description	$	$	$	$	$
Long-lived assets abandoned	-				(2)